Bank Loans and Restricted Time Deposits	12 Months Ended
Dec. 31, 2018
BANK LOANS AND RESTRICTED TIME DEPOSITS [Abstract]
Bank Loans and Restricted Time Deposits

7. BANK LOANS AND RESTRICTED TIME DEPOSITS

Beginning in 2012, Changyou drew down loans from offshore branches of certain banks for the purposes of expediting the payment of a special one-time cash dividend to its shareholders, providing working capital to support its overseas operations, and funding the Company’s acquisitions and the Company’s share repurchase program. These bank loans were secured by an equivalent or greater amount of RMB deposits by Changyou in the onshore branches of such banks. The loans from the offshore branches of the lending banks are classified as short-term bank loans or long-term bank loans based on their payment terms. The RMB deposits are valued based on the prevailing interest rates in the market.

As of December 31, 2015, the total amount of the bank loans was $344.5 million, all of which carried a floating rate of interest based on the London Inter-Bank Offered Rate (“LIBOR”). All of the loans were repaid, and accordingly all of the restricted time deposits that secured these loans were released, in 2016. For the years ended December 31, 2015 and 2016, interest income from the restricted time deposits securing the loans was $12.8 million and $0.5 million, respectively, and interest expense for the bank loans was $7.1 million and $0.6 million, respectively.

As of December 31, 2018, the total amount of the bank loans was $220.0 million, all of which carried a floating rate of interest based on the LIBOR. All of the loans will be repaid, and accordingly all of the restricted time deposits $243.9 million (equivalent to RMB1.7 billion) that secured these loans will be released, in 2021. For the year ended December 31, 2018, interest income from the restricted time deposits securing the loans was $1.0 million, and interest expense for the bank loans was $1.4 million. Outstanding principal of the bank loans totaling $80.0 million was repaid in January 2019, and the corresponding restricted time deposits were released.